UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                     FORM 13F
                               FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  March 31, 2008
Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:             Carderock Capital Management, Inc.
     Address:          2 Wisconsin Circle
                       Suite 510
                       Chevy Chase, MD 20815-7003
     13F File Number:  028-10166

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  Gail Yano
Title:                 Compliance Officer
Phone:                 301-951-5288 x104
Signature,             Place,                       and Date of Signing:
Gail Yano              Chevy Chase, Maryland        April 10, 2008
Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      84
Form 13F Information Table Value Total:      $109657

List of Other Included Managers:             None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     1586    20044 SH       SOLE                                      20044
AT & T Inc                     COM              00206R102      389    10166 SH       SOLE                                      10166
Abbott Laboratories            COM              002824100      820    14875 SH       SOLE                                      14875
Adobe Systems Inc              COM              00724F101     1983    55716 SH       SOLE                                      55716
Aflac                          COM              001055102     3139    48323 SH       SOLE                                      48323
Ametek Inc                     COM              031100100     1688    38453 SH       SOLE                                      38453
Amphenol Corp New Cl A         COM              032095101     1015    27240 SH       SOLE                                      27240
Anadarko Petroleum Corp        COM              032511107      277     4395 SH       SOLE                                       4395
Apache Corporation             COM              037411105     2783    23033 SH       SOLE                                      23033
Aptargroup Inc                 COM              038336103      593    15241 SH       SOLE                                      15241
Bard C.R. Inc.                 COM              067383109      778     8072 SH       SOLE                                       8072
Becton Dickinson & Co          COM              075887109     2753    32062 SH       SOLE                                      32062
C H Robinson Worldwide Inc New COM              12541W209     1727    31742 SH       SOLE                                      31742
CME Group, Inc.                COM              12572Q105      272      580 SH       SOLE                                        580
Cameron Intl                   COM              13342B105      401     9639 SH       SOLE                                       9639
Canadian National Railway Corp COM              136375102      909    18817 SH       SOLE                                      18817
Canon Inc. Adr                 COM              138006309      702    15135 SH       SOLE                                      15135
Caterpillar Inc                COM              149123101     1739    22211 SH       SOLE                                      22211
Church & Dwight Inc            COM              171340102      930    17137 SH       SOLE                                      17137
Citrix Systems                 COM              177376100      512    17443 SH       SOLE                                      17443
Clarcor Inc                    COM              179895107     1221    34342 SH       SOLE                                      34342
Cognizant Tech                 COM              192446102      344    11944 SH       SOLE                                      11944
Danaher Corp                   COM              235851102     2196    28883 SH       SOLE                                      28883
Dentsply Intl                  COM              249030107      975    25265 SH       SOLE                                      25265
Donaldson Company Inc          COM              257651109     1349    33490 SH       SOLE                                      33490
Dover Corp                     COM              260003108      259     6200 SH       SOLE                                       6200
Eaton Vance                    COM              278265103      710    23269 SH       SOLE                                      23269
Ecolab                         COM              278865100     2303    53029 SH       SOLE                                      53029
Emerson Electric Co            COM              291011104     3611    70175 SH       SOLE                                      70175
Expeditors Int'l Wash          COM              302130109     2197    48619 SH       SOLE                                      48619
Exxon Mobil Corp               COM              30231G102     3635    42981 SH       SOLE                                      42981
FPL Group                      COM              302571104     1268    20207 SH       SOLE                                      20207
Factset Research System        COM              303075105      770    14287 SH       SOLE                                      14287
Fastenal Co                    COM              311900104      867    18873 SH       SOLE                                      18873
Fiserv Inc.                    COM              337738108     2231    46384 SH       SOLE                                      46384
Garmin Ltd                     COM              G37260109      333     6160 SH       SOLE                                       6160
General Dynamics               COM              369550108     2097    25148 SH       SOLE                                      25148
General Electric Co            COM              369604103      510    13775 SH       SOLE                                      13775
Gilead Sciences Inc            COM              375558103     2005    38905 SH       SOLE                                      38905
Graco Inc                      COM              384109104      209     5760 SH       SOLE                                       5760
Grainger (WW) Inc              COM              384802104     1790    23428 SH       SOLE                                      23428
Harris Corp                    COM              413875105     1949    40161 SH       SOLE                                      40161
Idexx Labs                     COM              45168D104     1935    39285 SH       SOLE                                      39285
Illinois Tool Works            COM              452308109     2567    53228 SH       SOLE                                      53228
Infosys Tech Adr               COM              456788108      243     6794 SH       SOLE                                       6794
Int'l Business Mach            COM              459200101      455     3955 SH       SOLE                                       3955
Jacobs Engineering Group Inc   COM              469814107     1048    14242 SH       SOLE                                      14242
Johnson & Johnson              COM              478160104     2250    34687 SH       SOLE                                      34687
Johnson Controls               COM              478366107     1962    58056 SH       SOLE                                      58056
Kimco Realty Corp              COM              49446R109      773    19734 SH       SOLE                                      19734
McCormick & Co                 COM              579780206      858    23207 SH       SOLE                                      23207
Mettler Toledo International   COM              592688105     1103    11356 SH       SOLE                                      11356
Millipore Corp                 COM              601073109      285     4234 SH       SOLE                                       4234
Nucor Corp                     COM              670346105      787    11611 SH       SOLE                                      11611
Omnicom Group                  COM              681919106      799    18089 SH       SOLE                                      18089
Paychex Inc                    COM              704326107      210     6130 SH       SOLE                                       6130
Praxair Inc                    COM              74005P104     1808    21466 SH       SOLE                                      21466
Procter & Gamble Co            COM              742718109     2995    42740 SH       SOLE                                      42740
Prologis Tr                    COM              743410102      350     5954 SH       SOLE                                       5954
Qualcomm Inc                   COM              747525103     1004    24492 SH       SOLE                                      24492
Quest Diagnostics              COM              74834L100      770    17015 SH       SOLE                                      17015
Questar Corporation            COM              748356102      953    16852 SH       SOLE                                      16852
RPM Inc                        COM              749685103     1170    55883 SH       SOLE                                      55883
Research in Motion Ltd         COM              760975102      294     2619 SH       SOLE                                       2619
Resmed Inc                     COM              761152107      366     8688 SH       SOLE                                       8688
Rockwell Collins               COM              774341101      491     8584 SH       SOLE                                       8584
Roper Inds Inc New Com         COM              776696106     1461    24586 SH       SOLE                                      24586
Schlumberger Ltd               COM              806857108      244     2800 SH       SOLE                                       2800
Sigma-Aldrich Corp             COM              826552101     4281    71772 SH       SOLE                                      71772
Staples Inc                    COM              855030102      527    23815 SH       SOLE                                      23815
Stericycle Inc                 COM              858912108     1233    23936 SH       SOLE                                      23936
Strayer Education Inc          COM              863236105     1289     8454 SH       SOLE                                       8454
Stryker Corp                   COM              863667101     3490    53646 SH       SOLE                                      53646
SunTrust Banks Inc             COM              867914103      749    13575 SH       SOLE                                      13575
Syngenta Adr                   COM              87160A100     1486    25395 SH       SOLE                                      25395
T Rowe Price Assoc             COM              74144T108     1179    23573 SH       SOLE                                      23573
Techne Corporation             COM              878377100      634     9410 SH       SOLE                                       9410
Teva Pharmaceutical            COM              881624209     2312    50044 SH       SOLE                                      50044
Toro Co                        COM              891092108      717    17312 SH       SOLE                                      17312
Trimble Navigation Ltd         COM              896239100      851    29772 SH       SOLE                                      29772
United Technologies            COM              913017109     3294    47861 SH       SOLE                                      47861
V F Corp                       COM              918204108     1038    13398 SH       SOLE                                      13398
Walgreen Co                    COM              931422109      462    12124 SH       SOLE                                      12124
Zimmer Holdings Inc            COM              98956P102     1112    14276 SH       SOLE                                      14276